EARNINGS (LOSS) PER SHARE	12 Months Ended
Dec. 31, 2025
Earnings per share [abstract]
EARNINGS (LOSS) PER SHARE	EARNINGS (LOSS) PER SHARE
31.1Accounting policies
Basic earnings per share is calculated by dividing the net income attributable to the Company's equity holders by the weighted average number of shares outstanding, except treasury shares, during the year.
Diluted earnings per share is calculated by adjusting the weighted average number of shares outstanding, excluding treasury shares, for the effects of potentially convertible instruments. For the year ended December 31, 2025, although the Company reported net income, and to the losses reported in the years ended December 31, 2024, and 2023 potentially convertible instruments were not included in the calculation of diluted earnings per share because the conversion price exceeded the market price of the Company’s shares during the period, rendering such instruments antidilutive.

31.2Earnings (loss) per share calculation
According to IAS 33 - Earnings (loss) per share, the Company has retrospectively adjusted the earnings (loss) per share to reflect the conversion of preferred shares into common shares and the reverse stock split that occurred in 2026, in 75:1 basis without modification of share capital. As these events only changed the number of shares, the weighted average number of shares was adjusted for all periods presented, with no impact on income (loss) for the year, affecting the denominator of the earnings (loss) per share calculation, as presented below:

	Years ended December 31,
Description	2025	2024	2023

Numerator
Income (loss) for the year	124,858	(9,151,371)	(2,380,456)

Denominator
Weighted average number of common shares	788,177,294	347,661,854	347,532,168
Weighted average number of presumed conversions (a)	320,136,768	900,031,192	220,081,929
Weighted average number of preferred shares that would have been issued the average share price at the market price	—	2,377,040	4,041,744

Basic income (loss) per common share – R$ (as adjusted)	0.16	(26.32)	(6.85)
Diluted income (loss) per common share – R$ (as adjusted)	0.16	(26.32)	(6.85)

(a)Excludes treasury shares.
The basic and diluted loss per share before the effects of the aforementioned adjustments, as previously presented in 2024 financial statements, are shown below:

	Years ended December 31,
Description	2024	2023

Numerator
Income (loss) for the year	(9,151,371)	(2,380,456)

Denominator
Weighted average number of common shares	928,965,058	928,965,058
Weighted average number of preferred shares	335,275,653	335,145,967
Economic value of preferred shares	75	75
Weighted average number of equivalent preferred shares (a)	347,661,854	347,532,168
Weighted average number of equivalent common shares(b)	26,074,639,033	26,064,912,583
Weighted average number of presumed conversions	900,031,192	220,081,929
Weighted average number of preferred shares that would have been issued the average share price at the market price	2,377,040	4,041,744

Basic loss per common share – R$	(0.35)	(0.09)
Diluted loss per common share – R$	(0.35)	(0.09)
Basic loss per preferred share – R$	(26.32)	(6.85)
Diluted loss per preferred share – R$	(26.32)	(6.85)